SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Other Intangibles (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Jun. 30, 2018	Dec. 31, 2016
Amortized intangible assets [Abstract]
Carrying amount	$ 73	[1]	$ 56	$ 117
Accumulated amortization	(711)	[1]	$ (728)	(667)
Core Deposit [Member]
Amortized intangible assets [Abstract]
Carrying amount	72,998			117,442
Accumulated amortization	$ (711,607)			$ (667,163)
Core Deposit [Member] | Maximum [Member]
Intangible assets [Abstract]
Amortization period of intangible asset	14 years

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.